Financial instruments - Schedule of Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 63,003	$ 210,224
Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	16,903	30,924
Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	46,100	179,300
Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Predecessor Earn Out Shares
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	46,100	179,300
Predecessor Earn Out Shares | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Predecessor Earn Out Shares | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	46,100	179,300
Predecessor Earn Out Shares | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
OACB Warrants
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	16,903	30,924
OACB Warrants | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	16,903	30,924
OACB Warrants | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
OACB Warrants | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 0	$ 0